WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 154.9%
Alabama - 1.7%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$750,000	$794,596
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	150,000	146,661	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	250,000	260,931	(a)(b)(c)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	200,000	201,926	(d)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	850,000	846,368	(a)(b)

Total Alabama				2,250,482

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	257,379
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	300,000	294,499	(d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	480,764
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	221,071

Total Alaska				1,253,713

Arizona - 3.3%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	1,650,000	1,656,359	(a)(b)(d)
Intel Corp. Project	4.100%	6/15/28	300,000	299,131	(a)(b)(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	282,549	(e)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,078,842

Total Arizona				4,316,881

Arkansas - 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	250,000	251,055	(d)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 15.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	$600,000	$635,016
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	511,904
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	5.160%	4/1/24	2,500,000	2,501,109	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	150,000	148,021	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	700,000	727,865	(a)(b)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,000,548	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	976,332	(d)(e)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,046,921
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series A	5.000%	7/1/42	1,000,000	1,041,463
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,039,160
Series C	6.500%	11/1/39	2,000,000	2,376,495
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	499,269	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2003-1	5.750%	9/1/52	400,000	388,601
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	793,585
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	319,010
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/47	1,500,000	1,511,994	(d)

See Notes to Schedule of Investments.

2	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	$250,000	$254,896
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	300,000	309,870
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,056,375

Total California				20,138,434

Colorado - 4.3%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	500,286
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	300,000	307,233	(a)(b)
Commonspirit Health Project, Series A-2	4.000%	8/1/49	600,000	519,996
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	197,301
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	3,500,000	4,105,142

Total Colorado				5,629,958

Connecticut - 2.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	528,075
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	503,951
Series E	5.000%	10/15/34	270,000	281,893
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	250,504	(e)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,045,793

Total Connecticut				2,610,216

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	499,270

District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	811,612

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 10.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	$350,000	$352,842	(d)
Series A	5.000%	10/1/45	1,000,000	1,000,827	(d)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	159,301	(e)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	1,300,000	1,343,502
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	742,460
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	200,000	184,211
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	507,706	(d)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	255,657	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,049,527
Series A, Refunding	5.000%	10/1/49	500,000	507,911	(d)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,000,000	1,027,659	(d)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	300,000	307,319
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/52	650,000	614,029
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	150,000	117,232
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	2,175,000	2,397,145
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	1,017,025

Total Florida				13,584,353

Georgia - 1.8%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	250,000	253,266

See Notes to Schedule of Investments.

4	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	$250,000	$258,541
Plant Vogtle Units 3&4, Project P, Series A	5.000%	1/1/56	295,000	294,961
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	207,358
Project One, Series A	5.000%	1/1/50	250,000	255,960
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	653,618
Series C	5.000%	9/1/30	350,000	363,537	(a)(b)

Total Georgia				2,287,241

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	260,000	244,186

Illinois - 21.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	505,621
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	322,409
Dedicated, Series H	5.000%	12/1/46	1,250,000	1,210,137
Series D	5.000%	12/1/46	2,000,000	1,948,960
Chicago, IL, GO:
Series A, Refunding	5.000%	1/1/28	750,000	784,856
Series A, Refunding	6.000%	1/1/38	500,000	527,181
Series C, Refunding	5.000%	1/1/25	1,000,000	1,012,369
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	253,823
Senior Lien, Series D	5.000%	1/1/47	500,000	507,955
Senior Lien, Series D	5.000%	1/1/52	500,000	505,948
Series C	5.000%	1/1/35	2,200,000	2,213,241	(d)
Series C, Refunding	5.000%	1/1/43	750,000	771,264	(d)
TrIPS Obligated Group	5.000%	7/1/48	200,000	192,293	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	251,550
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	524,264
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/53	500,000	533,140

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series A, Refunding	5.000%	1/1/47	$400,000	$403,734
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	760,874
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	809,155
Second Lien Project	5.000%	11/1/39	500,000	503,046
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	750,000	724,408
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	500,000	486,482
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	259,697
Illinois State Toll Highway Authority Revenue, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,546,567
Illinois State, GO:
Series 2016	5.000%	1/1/33	500,000	509,673
Series 2016	5.000%	11/1/33	650,000	665,795
Series 2016, Refunding	5.000%	2/1/29	440,000	458,542
Series A	5.000%	5/1/36	250,000	259,310
Series A	5.000%	3/1/37	750,000	790,779
Series A	5.000%	5/1/39	600,000	614,156
Series A	5.000%	3/1/46	500,000	513,267
Series A, Refunding	5.000%	10/1/29	1,300,000	1,383,969
Series D	5.000%	11/1/27	400,000	421,091
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	689,243
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,000,000	1,003,045
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,532,934
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,443,616

Total Illinois				27,844,394

Indiana - 1.1%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	300,000	267,363

See Notes to Schedule of Investments.

6	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	$250,000	$249,601
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	880,036

Total Indiana				1,397,000

Iowa - 1.3%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	1,000,000	1,005,792	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	500,000	494,822
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	200,000	180,037

Total Iowa				1,680,651

Kentucky - 1.1%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	1,500,000	1,487,204	(a)(b)

Louisiana - 2.6%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	505,255	(d)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,113,289
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	500,000	471,090	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	350,000	331,371	(a)(b)

Total Louisiana				3,421,005

Maryland - 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	471,251
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	350,000	335,679

Total Maryland				806,930

Massachusetts - 4.7%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	355,584

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	$500,000	$512,006
International Charter School	5.000%	4/15/40	1,875,000	1,801,742
Northeastern University Issue, Refunding	5.000%	10/1/44	750,000	810,983
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	193,607
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	400,000	407,313	(d)
Series A, Refunding	5.000%	7/1/36	500,000	529,043	(d)
Series E	5.000%	7/1/46	1,500,000	1,550,601	(d)

Total Massachusetts				6,160,879

Michigan - 2.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	300,610
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,295,000	1,305,463
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	156,069
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	250,448
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	370,000	373,641
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	55,000	55,931
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	401,912	(d)

Total Michigan				2,844,074

Missouri - 0.4%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	143,385
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	324,527

Total Missouri				467,912

Nebraska - 0.4%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	473,922

See Notes to Schedule of Investments.

8	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	$250,000	$246,567

New Jersey - 11.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	244,368
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,001,352	(d)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	451,169
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	179,066	(d)
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,005,686	(d)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,018,451
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	103,822
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	305,019
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,251,149
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,367,966
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,134,251
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	206,582

Total New Jersey				15,268,881

New York - 23.1%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	750,000	806,503
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	516,022
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	269,163
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	457,878

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Series A-2	5.000%	5/15/30	$500,000	$531,126	(a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	254,633
New York City, NY, GO:
Series A	5.000%	8/1/51	500,000	529,398
Subseries A-1	4.000%	8/1/40	1,250,000	1,223,234
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	400,000	360,907
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	1,300,000	1,226,454
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,028,294
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-1	5.000%	5/1/53	2,250,000	2,378,660
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	463,278
Non-State Supported Debt, New School University, Series A	5.000%	7/1/35	1,900,000	1,935,399
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	850,000	887,459
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	1,000,000	1,043,820
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	3,057,321
New York State Liberty Development Corp. Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	468,974	(e)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	1,200,000	877,710
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	1,000,000	932,663
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	514,728	(d)

See Notes to Schedule of Investments.

10	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Delta Air Lines Inc., LaGuardia Airport
Terminals C and D Redevelopment Project	5.000%	1/1/32	$650,000	$669,927	(d)
Delta Air Lines Inc., LaGuardia Airport
Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	235,770	(d)
LaGuardia Airport Terminal B Redevelopment
Project, Series A	5.000%	7/1/41	300,000	300,055	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,600,000	2,591,756	(d)
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	750,000	719,562
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	933,286	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	260,203
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,050,000	2,147,324
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	550,000	576,595
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	750,000	690,449
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,054,530

Total New York				29,943,081

North Carolina - 0.8%
Charlotte, NC, Lease Revenue, COP, Convention
Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	239,628
North Carolina State Turnpike Authority, Monroe
Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	755,691

Total North Carolina				995,319

North Dakota - 0.5%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	850,000	608,279

Ohio - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,029,910
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	450,000	387,589	(a)(b)(d)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	$280,000	$252,600	(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	300,000	298,336	(a)(b)(d)

Total Ohio				1,968,435

Oregon - 1.9%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	1,000,000	715,786
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	3.800%	6/15/28	1,100,000	1,098,700	(a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	604,744

Total Oregon				2,419,230

Pennsylvania - 9.2%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	473,513
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	250,000	242,872
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	265,032
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	335,000	336,678
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	257,216	(f)
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/53	1,000,000	975,671
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	750,000	768,421
Pennsylvania State Economic Development Financing Authority Revenue:
Solid Waste Disposal, Waste Management Inc. Project	2.150%	7/1/24	350,000	344,279	(a)(b)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,100,000	2,134,843	(d)

See Notes to Schedule of Investments.

12	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Turnpike Commission Revenue:
Series A-2, Refunding	5.000%	12/1/48	$1,000,000	$1,034,160
Series B	5.000%	12/1/45	500,000	521,147
Series B, Refunding	5.250%	12/1/47	300,000	324,781
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,013,832	(d)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	500,000	494,369
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	264,737
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	520,394
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	263,166
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	207,622
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	519,210

Total Pennsylvania				11,961,943

Puerto Rico - 6.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	1,000,000	960,909	(e)
Series B, Refunding	5.000%	7/1/33	500,000	505,774	(e)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	100,000	64,375
Restructured, Series A	5.000%	7/1/62	105,000	103,556
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	2,287	2,204
CAB, Restructured, Series A-1	0.000%	7/1/33	18,141	11,053
Restructured, Series A-1	5.375%	7/1/25	15,700	15,999
Restructured, Series A-1	5.625%	7/1/27	15,558	16,226
Restructured, Series A-1	5.625%	7/1/29	15,305	16,193
Restructured, Series A-1	5.750%	7/1/31	14,866	16,079
Restructured, Series A-1	4.000%	7/1/33	14,097	13,200
Restructured, Series A-1	4.000%	7/1/35	217,671	200,052

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	4.000%	7/1/37	$940,000	$845,722
Restructured, Series A-1	4.000%	7/1/41	139,786	120,881
Restructured, Series A-1	4.000%	7/1/46	15,377	12,801
Subseries CW	0.000%	11/1/43	66,573	34,368	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	670,000	184,250	*(g)
Series A	5.050%	7/1/42	100,000	27,500	*(g)
Series XX	5.250%	7/1/40	1,075,000	295,625	*(g)
Series ZZ, Refunding	—	7/1/18	300,000	81,750	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	239,676
CAB, Restructured, Series A-1	0.000%	7/1/46	1,800,000	501,351
Restructured, Series A-1	4.550%	7/1/40	70,000	68,252
Restructured, Series A-1	4.750%	7/1/53	830,000	778,108
Restructured, Series A-1	5.000%	7/1/58	270,000	262,010
Restructured, Series A-2	4.329%	7/1/40	1,910,000	1,813,747
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,023,776

Total Puerto Rico				8,215,437

South Carolina - 0.8%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	550,000	511,106
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	518,485	(d)

Total South Carolina				1,029,591

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	202,465

Tennessee - 2.4%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	712,159
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	342,256

See Notes to Schedule of Investments.

14	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	$500,000	$536,624
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,482,964	(a)(b)

Total Tennessee				3,074,003

Texas - 10.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	254,905
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	359,413
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	500,000	511,901	(d)
Series B	5.000%	11/15/39	750,000	774,532	(d)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,020,000	915,717
Corpus Christi, TX, Utility System Revenue,
Junior Lien, Series A	5.000%	7/15/31	2,905,000	2,986,926
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	2,000,000	2,152,379
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	400,000	448,013	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	400,000	378,390
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	1,000,000	1,005,419	(d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	600,000	530,888	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	702,733	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	41,309	(d)
Series 2017	5.000%	11/1/36	40,000	40,897	(d)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	300,000	220,774
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	254,939

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Series B, Refunding	5.000%	1/1/45	$600,000	$602,391
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	750,000	693,685
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	460,790	(d)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	90,000	*(e)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	2,500	*(g)

Total Texas				13,428,501

Utah - 0.4%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	251,506
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	250,000	210,967
Series 2021	4.000%	10/15/36	100,000	88,903

Total Utah				551,376

Virginia - 2.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	270,380
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	303,123	(d)
Series B, Refunding	5.000%	7/1/45	500,000	503,623	(d)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	262,900
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,283,732	(d)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	350,000	352,904	(d)

Total Virginia				2,976,662

See Notes to Schedule of Investments.

16	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	$250,000	$228,189	(d)
Series 2019	5.000%	4/1/44	500,000	511,508	(d)
Series 2022, Refunding	5.000%	8/1/41	750,000	780,398	(d)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	466,913

Total Washington				1,987,008

Wisconsin - 4.5%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	505,261
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	3,899,756	(d)
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	200,000	192,850
Cone Health, Series A	5.000%	10/1/52	500,000	509,526
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	410,000	315,649	(e)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	350,000	370,471

Total Wisconsin				5,793,513

TOTAL MUNICIPAL BONDS (Cost - $204,920,644)				201,131,663

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(i) - 3.5%
New York - 3.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	2,020,000	2,182,846
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	2,475,000	2,367,625

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $4,638,870)				4,550,471

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $209,559,514)				205,682,134

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.2%
Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series I	3.800%	11/1/35	$100,000	$100,000	(j)(k)

New York - 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	4.000%	6/15/50	200,000	200,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $300,000)				300,000

			SHARES
MONEY MARKET FUNDS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $83,161)	5.261%		83,161	83,161	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $383,161)				383,161

TOTAL INVESTMENTS - 158.7% (Cost - $209,942,675)				206,065,295
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (7.1)%				(9,200,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (51.2)%				(66,500,000)
TOB Floating Rate Notes - (2.0)%				(2,580,000)
Other Assets in Excess of Other Liabilities - 1.6%				2,031,800

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$129,817,095

See Notes to Schedule of Investments.

18	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of August 31, 2023.

(h)	The maturity principal is currently in default as of August 31, 2023.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $83,161 and the cost was $83,161 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report	19

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Municipal Partners Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund pursues its objectives by investing substantially all of its assets in a diversified portfolio of tax-exempt securities. As a matter of fundamental policy which cannot be changed without shareholder approval, under normal market conditions at least 80% of the Fund’s net assets will be invested in tax-exempt securities. The Fund invests primarily in tax-exempt securities that are rated “investment grade” at the time of purchase by at least one rating agency and that the subadviser believes do not involve undue risk to income or principal or, if unrated, determined to be of comparable credit quality by the subadviser, but the Fund may invest up to 20% of its net assets in securities rated below “investment grade” (commonly known as “high yield” or “junk” bonds) at the time of purchase. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more

21

Notes to Schedule of Investments (unaudited) (cont’d)

broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$201,131,663	—	$201,131,663
Municipal Bonds Deposited in Tender Option Bond Trusts	—	4,550,471	—	4,550,471

Total Long-Term Investments	—	205,682,134	—	205,682,134

Short-Term Investments†:
Municipal Bonds	—	300,000	—	300,000
Money Market Funds	$83,161	—	—	83,161

Total Short-Term Investments	83,161	300,000	—	383,161

Total Investments	$83,161	$205,982,134	—	$206,065,295

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

23

Notes to Schedule of Investments (unaudited) (cont’d)

all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at November 30, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,104	$1,861,543	1,861,543	$1,795,486	1,795,486

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		Affiliate Value at August 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,446	—		$83,161

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